TAXES (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2019 USD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rate (in percent)	25.00%	25.00%	25.00%	25.00%
Withholding tax rate	10.00%	10.00%
Gansu QLS
Effective Income Tax Rate Reconciliation [Line Items]
Favorable tax rate (in percent)	15.00%	15.00%	15.00%	15.00%
Tax rate for Micro and Small Enterprise
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rate (in percent)	25.00%	25.00%
Enterprise taxable income (in percent)	20.00%	20.00%
Taxable income does not exceed 3,000,000
Effective Income Tax Rate Reconciliation [Line Items]
Annual taxable income | ¥		¥ 3,000,000
Statutory income tax rate (in percent)	25.00%	25.00%
Preferential tax rate (in percent)	5.00%	5.00%
Enterprise taxable income (in percent)	20.00%	20.00%
Favorable income tax (in percent)	5.00%	5.00%
Taxable income exceed 3,000,000
Effective Income Tax Rate Reconciliation [Line Items]
Annual taxable income | ¥		¥ 3,000,000
Statutory income tax rate (in percent)	25.00%	25.00%
Hong Kong
Effective Income Tax Rate Reconciliation [Line Items]
Base profit for calculating tax rate	$ 0		$ 0	$ 0
Withholding tax rate	5.00%	5.00%
Hong Kong | Scenario One
Effective Income Tax Rate Reconciliation [Line Items]
Favorable tax rate (as a percent)					8.25%
Base profit for calculating tax rate					$ 2,000,000
Hong Kong | Scenario Two
Effective Income Tax Rate Reconciliation [Line Items]
Favorable tax rate (as a percent)					16.50%
Base profit for calculating tax rate					$ 2,000,000
China
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rate (in percent)	25.00%	25.00%
Preferential tax rate (in percent)	15.00%	15.00%
Western Region
Effective Income Tax Rate Reconciliation [Line Items]
Favorable tax rate (in percent)	15.00%	15.00%	15.00%	15.00%